THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2020 (Unaudited	)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%

	Shares	Value
Argentina — 0.8%
MercadoLibre *	1,241	$2,078,948

Brazil — 9.4%
Petroleo Brasileiro ADR	991,982	11,139,958
Rumo *	1,277,833	4,733,261
TIM	918,900	2,591,715
Vale ADR, Cl B	347,110	5,817,564

		24,282,498

Burkina Faso — 0.5%
Endeavour Mining *	55,066	1,280,263

Chile — 0.3%
Sociedad Quimica y Minera de Chile ADR	18,318	899,231

China — 18.8%
Focus Media Information Technology, Cl A	4,659,076	7,031,573
Gree Electric Appliances of Zhuhai, Cl A	422,500	4,001,598
Huazhu Group ADR	86,367	3,889,106
JD.com ADR *	55,674	4,893,744
New Oriental Education & Technology Group ADR *	22,044	4,095,996
Pinduoduo ADR *	37,010	6,575,567
Sangfor Technologies, Cl A	120,456	4,568,074
Shenzhen Kangtai Biological Products, Cl A	154,100	4,111,815
Shenzhen Sunway Communication, Cl A	329,991	1,810,465
Songcheng Performance Development, Cl A	825,900	2,237,828
Zhejiang Huayou Cobalt, Cl A *	450,763	5,465,841

		48,681,607

Democratic Republic of Congo — 0.9%
Ivanhoe Mines, Cl A *	422,063	2,272,647

Egypt — 0.2%
Commercial International Bank Egypt SAE	168,673	634,695

Ghana — 0.3%
Tullow Oil *	2,225,154	899,722

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2020 (Unaudited	)

COMMON STOCK — continued

	Shares	Value

Greece — 0.6%
Eurobank Ergasias Services and Holdings *	2,162,643	$1,531,042

Hong Kong — 12.3%
Country Garden Services Holdings	772,000	5,222,103
Galaxy Entertainment Group	346,900	2,695,529
Geely Automobile Holdings	1,485,000	5,075,221
Huazhu Group *	12,900	575,637
JD Health International *	92,300	1,785,565
JW Cayman Therapeutics *	331,500	1,126,540
New Oriental Education & Technology Group *	16,380	2,940,598
Ping An Insurance Group of China	574,500	7,038,761
Tencent Holdings	75,695	5,505,907

		31,965,861

India — 8.1%
Housing Development Finance	162,590	5,693,515
ICICI Lombard General Insurance *	128,836	2,681,633
InterGlobe Aviation	62,072	1,463,971
Reliance Industries	251,566	6,835,241
SBI Cards & Payment Services	131,381	1,530,254
Tata Consultancy Services	69,807	2,735,005

		20,939,619

Kazakhstan — 1.2%
KAZ Minerals	283,158	2,554,599
NAC Kazatomprom JSC GDR	25,261	454,698

		3,009,297

Kuwait — 1.1%
Delivery Hero *	18,360	2,903,088

Mexico — 1.6%
Cemex ADR	813,317	4,204,849

Peru — 0.6%
Hochschild Mining	535,071	1,519,872

Russia — 5.4%
Sberbank of Russia PJSC ADR	573,977	8,334,146

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2020 (Unaudited	)

COMMON STOCK — continued

	Shares	Value

Russia — (continued)
Sberbank of Russia PJSC ADR	48,744	$706,788
Yandex, Cl A *	72,896	5,072,104

		14,113,038

South Africa — 4.5%
FirstRand	1,755,426	6,099,698
Gold Fields ADR	187,921	1,742,028
Sibanye Stillwater	911,608	3,723,699

		11,565,425

South Korea — 12.8%
LG Chemical *	5,835	4,449,090
NAVER *	12,486	3,369,944
NCSoft *	3,830	3,286,209
Samsung Biologics *	5,538	4,227,791
Samsung Electro-Mechanics *	25,654	4,215,488
Samsung Electronics	106,708	7,992,428
SK Hynix	52,432	5,751,409

		33,292,359

Taiwan — 9.0%
Globalwafers	200,482	5,051,650
Largan Precision	18,000	2,046,765
MediaTek	129,660	3,447,078
Taiwan Semiconductor Manufacturing	613,304	11,568,479
Taiwan Semiconductor Manufacturing ADR	11,574	1,262,029

		23,376,001

Tanzania — 1.2%
AngloGold Ashanti ADR	137,517	3,110,634

Thailand — 0.4%
Bangkok Dusit Medical Services, Cl F	838,300	583,383
Minor International NVDR	377,793	325,908

		909,291

Vietnam — 1.6%
Hoa Phat Group JSC	1,888,730	3,391,654

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2020 (Unaudited	)

COMMON STOCK — continued

	Shares	Value

Vietnam — (continued)
Vincom Retail JSC *	505,893	$688,186

		4,079,840

Zambia — 5.8%
First Quantum Minerals	842,421	15,109,356

TOTAL COMMON STOCK
(Cost $177,885,430)		252,659,183

PREFERRED STOCK — 2.8%

Brazil — 1.0%
Banco Bradesco (A)	504,100	2,633,952

South Korea — 1.8%
Samsung Electronics (A)	69,620	4,737,260

TOTAL PREFERRED STOCK
(Cost $4,535,289)		7,371,212

EQUITY-LINKED WARRANTS — 0.0%

Thailand — 0.0%
Minor International, Expires 09/30/21 *	116,907	1,483
Minor International, Expires 07/31/23 *	94,572	24,306

		25,789

TOTAL EQUITY-LINKED WARRANTS

(Cost $—)		25,789

TOTAL INVESTMENTS— 100.2%
(Cost $182,420,719)		$260,056,184

Percentages are based on Net Assets of $259,533,964.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
SAE	Eqyptian Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2020 (Unaudited	)

The following table summarizes the inputs used as of December 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$2,078,948	$—	$—	$2,078,948
Brazil	24,282,498	—	—	24,282,498
Burkina Faso	1,280,263	—	—	1,280,263
Chile	899,231	—	—	899,231
China	48,681,607	—	—	48,681,607
Democratic Republic of Congo	2,272,647	—	—	2,272,647
Egypt	634,695	—	—	634,695
Ghana	899,722	—	—	899,722
Greece	1,531,042	—	—	1,531,042
Hong Kong	31,965,861	—	—	31,965,861
India	20,939,619	—	—	20,939,619
Kazakhstan	3,009,297	—	—	3,009,297
Kuwait	—	2,903,088	—	2,903,088
Mexico	4,204,849	—	—	4,204,849
Peru	1,519,872	—	—	1,519,872
Russia	14,113,038	—	—	14,113,038
South Africa	11,565,425	—	—	11,565,425
South Korea	—	33,292,359	—	33,292,359
Taiwan	23,376,001	—	—	23,376,001
Tanzania	3,110,634	—	—	3,110,634
Thailand	—	909,291	—	909,291
Vietnam	4,079,840	—	—	4,079,840
Zambia	15,109,356	—	—	15,109,356

Total Common Stock	215,554,445	37,104,738	—	252,659,183

Preferred Stock
Brazil	2,633,952	—	—	2,633,952
South Korea	—	4,737,260	—	4,737,260

Total Preferred Stock	2,633,952	4,737,260	—	7,371,212

Equity-Linked Warrants
Thailand	—	25,789	—	25,789

Total Investments in Securities	$218,188,397	$41,867,787	$—	$260,056,184

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-0700